ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Acquired intangible assets, net
Less: impairment	$ 385	$ 410
Intangible assets, net	25,852	37,179
Amortization expenses	9,853	10,769	$ 5,221
Future amortization expenses
2018	6,776
2019	4,372
2020	2,490
2021	590
2022	187
thereafter	951
Impairment loss recognized on acquired intangible assets	0	0	$ 0
Customer relationship
Acquired intangible assets, net
Acquired intangible assets subject to amortization	36,913	38,708
Less: accumulated amortization	23,946	16,417
Operating licenses
Acquired intangible assets, net
Acquired intangible assets subject to amortization	5,371	5,670
Less: accumulated amortization	3,277	2,739
Favorable lease contracts
Acquired intangible assets, net
Acquired intangible assets subject to amortization	1,733	1,850
Less: accumulated amortization	1,043	765
Contract backlog
Acquired intangible assets, net
Acquired intangible assets subject to amortization	79	85
Less: accumulated amortization	79	85
Non-compete agreement
Acquired intangible assets, net
Acquired intangible assets subject to amortization	451	452
Less: accumulated amortization	451	339
Trade name
Acquired intangible assets, net
Acquired intangible assets not subject to amortization	$ 10,486	$ 11,169